ROU Assets and Lease Liabilities (Details) - Schedule of annual minimum lease payments of our operating lease liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of annual minimum lease payments of our operating lease liabilities [Abstract]
2021 (excluding the six months ended June 30, 2021)	$ 427	$ 791
2022	673	606
2023	633	582
2024	597	462
2025	613	74
Thereafter	1,891
Total future minimum lease payments, undiscounted	4,834	$ 2,515
Less: imputed interest	(1,428)
Present value of future minimum lease payments	$ 3,406